Feb. 28, 2018
GOLDMAN SACHS TRUST II

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

(the “Fund”)

Supplement dated May 11, 2018 to the

Prospectus dated February 28, 2018

Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, TCW Investment Management Company LLC will now serve as an Underlying Manager of the Fund. In addition, the Fund has changed its classification from non-diversified to diversified within the meaning of the Investment Company Act of 1940.

Effective immediately, the Fund’s Prospectus is revised as follows:

All references to the Fund’s non-diversified classification in the Prospectus are deleted in their entirety.

Under the “Goldman Sachs Multi-Manager Non-Core Fixed Income Fund—Summary—Principal Risks of the Fund” and “Risks of the Funds” sections of the Prospectus, the “Non-Diversification Risk” is deleted in its entirety.

In addition, the “Non-Diversification” row in the “Risks of the Funds” chart in the Prospectus is deleted in its entirety.